HOTEL OPERATING COSTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
HOTEL OPERATING COSTS
Rents		1,543,651	1,255,663	916,357
Utilities		323,837	273,314	215,768
Personnel cost		788,973	638,511	505,773
Depreciation and amortization		558,833	453,062	337,162
Consumable, food and beverage		454,795	391,715	333,245
Others		207,938	169,401	145,597
Total	$ 625,025	3,878,027	3,181,666	2,453,902